Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.3%)
Linde plc	3,337,206	1,065,236
Air Products and Chemicals Inc.	1,423,871	426,891
Ecolab Inc.	1,599,786	355,504
International Flavors & Fragrances Inc.	1,603,415	236,424
Nucor Corp.	1,916,211	213,945
Fastenal Co.	3,699,537	211,170
Albemarle Corp.	744,951	186,588
Celanese Corp. Class A	731,635	118,166
Avery Dennison Corp.	535,824	116,660
Eastman Chemical Co.	871,206	90,632
Reliance Steel & Aluminum Co.	409,251	59,816
Royal Gold Inc.	423,376	41,923
Scotts Miracle-Gro Co.	263,061	39,054
Ashland Global Holdings Inc.	364,070	34,954
Balchem Corp.	208,017	31,845
Sensient Technologies Corp.	269,789	25,792
Quaker Chemical Corp.	86,463	21,256
Westlake Chemical Corp.	215,362	20,963
Stepan Co.	137,337	16,483
Worthington Industries Inc.	220,660	11,986
Hawkins Inc.	122,708	4,500
		3,329,788
Consumer Discretionary (15.8%)
Home Depot Inc.	6,845,208	2,544,638
Costco Wholesale Corp.	2,837,032	1,394,515
Walmart Inc.	9,200,649	1,374,761
NIKE Inc. Class B	8,120,995	1,358,561
McDonald's Corp.	4,805,298	1,179,941
Lowe's Cos. Inc.	4,561,903	1,066,664
Target Corp.	3,183,970	826,622
Starbucks Corp.	7,568,082	802,746
Activision Blizzard Inc.	4,995,762	390,619
Best Buy Co. Inc.	1,452,113	177,506
Tractor Supply Co.	737,708	160,208
VF Corp.	2,087,125	152,110
Pool Corp.	257,642	132,727
Genuine Parts Co.	922,341	120,928
Williams-Sonoma Inc.	483,074	89,721
Whirlpool Corp.	401,869	84,726
Hasbro Inc.	830,628	79,541
Service Corp. International	1,098,999	75,270
Lithia Motors Inc. Class A	190,859	60,926

	Shares	Market Value ($000)
Gentex Corp.	1,545,276	54,687
Churchill Downs Inc.	228,694	52,600
Rollins Inc.	1,452,959	51,188
Polaris Inc.	365,794	42,048
Thor Industries Inc.	356,897	36,389
John Wiley & Sons Inc. Class A	281,652	15,257
Monro Inc.	215,507	13,310
Matthews International Corp. Class A	201,528	6,927
Dillard's Inc. Class A	28,833	6,665
		12,351,801
Consumer Staples (9.9%)
Procter & Gamble Co.	15,736,193	2,250,118
PepsiCo Inc.	8,913,524	1,440,425
Coca-Cola Co.	24,943,310	1,406,054
Colgate-Palmolive Co.	5,486,092	417,985
Kimberly-Clark Corp.	2,180,979	282,415
Sysco Corp.	3,286,615	252,741
Archer-Daniels-Midland Co.	3,588,090	230,499
McKesson Corp.	1,005,694	209,064
Hershey Co.	942,475	165,263
Church & Dwight Co. Inc.	1,600,977	139,861
Kroger Co.	3,453,184	138,196
Clorox Co.	792,765	129,229
McCormick & Co. Inc.	1,600,950	128,444
AmerisourceBergen Corp. Class A	960,176	117,161
J M Smucker Co.	725,301	89,110
Brown-Forman Corp. Class B	1,174,911	79,765
Hormel Foods Corp.	1,811,800	76,675
Casey's General Stores Inc.	237,885	45,565
Ingredion Inc.	431,270	41,070
Lancaster Colony Corp.	128,037	21,766
WD-40 Co.	87,922	19,958
J & J Snack Foods Corp.	95,818	14,138
Nu Skin Enterprises Inc. Class A	322,505	12,949
Andersons Inc.	197,969	6,743
Tootsie Roll Industries Inc.	112,561	3,563
		7,718,757
Financials (15.5%)
JPMorgan Chase & Co.	17,172,100	2,917,368
BlackRock Inc.	920,182	868,155
S&P Global Inc.	1,551,062	735,452
PNC Financial Services Group Inc.	2,733,336	576,816
Chubb Ltd.	2,831,870	553,291
Truist Financial Corp.	8,596,924	545,647
Marsh & McLennan Cos. Inc.	3,256,103	543,118
CME Group Inc.	2,312,008	509,913
Moody's Corp.	1,047,077	423,176
T Rowe Price Group Inc.	1,450,884	314,668
Bank of New York Mellon Corp.	5,167,436	305,912
Travelers Cos. Inc.	1,613,150	259,524
Allstate Corp.	1,910,970	236,330
State Street Corp.	2,359,281	232,507
Ameriprise Financial Inc.	740,069	223,597
Arthur J Gallagher & Co.	1,321,475	221,572
Discover Financial Services	1,926,555	218,317
Aflac Inc.	4,057,029	217,741
Fifth Third Bancorp	4,453,915	193,879

	Shares	Market Value ($000)
Broadridge Financial Solutions Inc.	746,620	133,204
Cincinnati Financial Corp.	962,359	116,869
Raymond James Financial Inc.	1,184,419	116,772
FactSet Research Systems Inc.	243,098	107,909
MarketAxess Holdings Inc.	244,195	99,795
Brown & Brown Inc.	1,514,404	95,574
Cboe Global Markets Inc.	691,016	91,173
Lincoln National Corp.	1,143,493	82,503
W R Berkley Corp.	906,783	72,180
Assurant Inc.	387,241	62,466
American Financial Group Inc.	428,542	58,299
Globe Life Inc.	610,397	54,337
Reinsurance Group of America Inc.	437,490	51,659
Morningstar Inc.	152,575	48,328
Commerce Bancshares Inc.	682,694	48,137
Cullen/Frost Bankers Inc.	363,371	47,056
Prosperity Bancshares Inc.	596,665	44,935
SEI Investments Co.	693,530	43,720
RenaissanceRe Holdings Ltd.	303,139	42,985
Primerica Inc.	253,219	42,602
First Financial Bankshares Inc.	821,139	41,648
Evercore Inc. Class A	247,417	37,568
Bank OZK	784,916	35,062
Erie Indemnity Co. Class A	161,130	33,162
Webster Financial Corp.	583,850	32,672
Hanover Insurance Group Inc.	234,351	29,528
RLI Corp.	256,764	27,810
UMB Financial Corp.	276,776	27,351
Axis Capital Holdings Ltd.	497,621	25,911
Community Bank System Inc.	345,961	24,795
Home BancShares Inc.	966,375	22,961
BOK Financial Corp.	198,968	20,130
American Equity Investment Life Holding Co.	566,263	18,047
Independent Bank Corp. (XNGS)	212,700	17,973
Atlantic Union Bankshares Corp.	494,109	17,724
Cohen & Steers Inc.	160,594	15,239
International Bancshares Corp.	344,665	14,614
Horace Mann Educators Corp.	264,585	10,366
Westamerica BanCorp.	174,968	9,756
Stock Yards Bancorp Inc.	157,208	9,629
Southside Bancshares Inc.	213,852	8,836
BancFirst Corp.	123,323	8,017
Tompkins Financial Corp.	77,480	6,362
Lakeland Bancorp Inc.	328,522	5,907
1st Source Corp.	113,699	5,489
Horizon Bancorp Inc.	249,391	4,756
Community Trust Bancorp Inc.	98,902	4,320
Bank of Marin Bancorp	109,137	4,159
First Financial Corp.	73,846	3,164
		12,080,442
Health Care (13.6%)
UnitedHealth Group Inc.	6,093,088	2,805,684
Johnson & Johnson	16,972,361	2,764,458
Abbott Laboratories	11,418,893	1,471,781
Medtronic plc	8,639,586	1,035,541
Bristol-Myers Squibb Co.	14,427,661	842,576
Stryker Corp.	2,158,173	574,225
Becton Dickinson and Co.	1,845,536	442,172

	Shares	Market Value ($000)
West Pharmaceutical Services Inc.	475,131	204,249
STERIS plc	642,420	150,159
Cardinal Health Inc.	1,864,339	89,134
Hill-Rom Holdings Inc.	426,089	66,001
Chemed Corp.	100,568	48,499
Perrigo Co. plc	883,857	39,906
Ensign Group Inc.	335,431	26,167
Healthcare Services Group Inc.	483,065	9,270
Atrion Corp.	8,979	6,537
National HealthCare Corp.	86,629	6,059
Utah Medical Products Inc.	22,377	2,167
		10,584,585
Industrials (21.0%)
Visa Inc. Class A	10,417,336	2,206,079
Accenture plc Class A	4,078,297	1,463,252
Union Pacific Corp.	4,223,697	1,019,600
United Parcel Service Inc. Class B	4,660,980	994,979
Honeywell International Inc.	4,484,262	980,349
Caterpillar Inc.	3,511,174	716,315
3M Co.	3,711,843	663,232
Automatic Data Processing Inc.	2,729,016	612,637
Lockheed Martin Corp.	1,584,972	526,718
CSX Corp.	14,558,573	526,584
Sherwin-Williams Co.	1,580,865	500,518
Eaton Corp. plc	2,570,304	423,483
Illinois Tool Works Inc.	1,844,961	420,411
Emerson Electric Co.	3,837,165	372,243
Northrop Grumman Corp.	968,760	346,060
L3Harris Technologies Inc.	1,322,182	304,816
General Dynamics Corp.	1,497,507	303,620
Paychex Inc.	2,055,184	253,363
PPG Industries Inc.	1,523,416	244,615
Cintas Corp.	561,475	243,175
Rockwell Automation Inc.	747,127	238,632
Cummins Inc.	924,791	221,802
Stanley Black & Decker Inc.	1,045,026	187,823
Dover Corp.	930,133	157,267
Expeditors International of Washington Inc.	1,092,101	134,612
WW Grainger Inc.	288,332	133,529
IDEX Corp.	487,710	108,550
JB Hunt Transport Services Inc.	541,278	106,735
Nordson Corp.	347,307	88,289
Packaging Corp. of America	612,117	84,087
CH Robinson Worldwide Inc.	862,279	83,632
Robert Half International Inc.	725,547	82,038
Graco Inc.	1,083,640	81,468
Jack Henry & Associates Inc.	479,259	79,787
Pentair plc	1,068,113	79,008
Allegion plc	585,073	75,065
Carlisle Cos. Inc.	335,738	74,843
RPM International Inc.	834,154	72,738
Snap-on Inc.	347,195	70,560
Hubbell Inc. Class B	349,354	69,651
Lennox International Inc.	223,187	66,795
Regal Rexnord Corp.	435,589	66,353
Toro Co.	688,189	65,701
A O Smith Corp.	855,958	62,545
Lincoln Electric Holdings Inc.	380,171	54,136

	Shares	Market Value ($000)
ITT Inc.	553,313	52,050
AptarGroup Inc.	422,194	50,993
HEICO Corp. Class A	391,252	49,173
HEICO Corp.	349,555	48,725
Donaldson Co. Inc.	808,729	48,532
Littelfuse Inc.	157,747	46,464
MDU Resources Group Inc.	1,307,007	40,164
Sonoco Products Co.	631,911	36,619
MSA Safety Inc.	233,348	35,709
ManpowerGroup Inc.	364,263	35,206
Insperity Inc.	232,708	29,089
Applied Industrial Technologies Inc.	251,569	24,523
HB Fuller Co.	334,297	23,571
Franklin Electric Co. Inc.	251,917	21,761
Silgan Holdings Inc.	540,847	21,742
GATX Corp.	228,629	21,685
Hillenbrand Inc.	468,404	21,294
Badger Meter Inc.	188,147	19,238
ABM Industries Inc.	430,293	18,937
Brady Corp. Class A	311,869	16,245
Trinity Industries Inc.	554,166	15,544
McGrath RentCorp.	156,024	11,256
Lindsay Corp.	70,939	10,334
Tennant Co.	120,148	9,547
Standex International Corp.	78,553	8,741
Gorman-Rupp Co.	145,710	6,196
Douglas Dynamics Inc.	144,967	6,132
VSE Corp.	59,256	3,292
Cass Information Systems Inc.	79,460	3,257
		16,403,714
Technology (13.7%)
Microsoft Corp.	11,662,110	3,867,389
Broadcom Inc.	2,617,396	1,391,591
Texas Instruments Inc.	5,929,362	1,111,637
Oracle Corp.	10,844,808	1,040,451
QUALCOMM Inc.	7,229,445	961,805
Analog Devices Inc.	3,468,335	601,721
KLA Corp.	985,384	367,312
Roper Technologies Inc.	678,151	330,850
TE Connectivity Ltd.	2,110,364	308,113
HP Inc.	8,479,760	257,191
Microchip Technology Inc.	3,411,760	252,777
Corning Inc.	4,921,583	175,061
		10,665,898
Telecommunications (1.9%)
Comcast Corp. Class A	29,453,959	1,514,817
Utilities (3.9%)
NextEra Energy Inc.	12,624,872	1,077,280
Waste Management Inc.	2,491,796	399,260
Xcel Energy Inc.	3,389,310	218,916
American Water Works Co. Inc.	1,167,593	203,371
Eversource Energy	2,212,256	187,821
WEC Energy Group Inc.	2,029,713	182,796
Republic Services Inc. Class A	1,351,061	181,853
CMS Energy Corp.	1,847,376	111,489
Alliant Energy Corp.	1,612,769	91,234
Atmos Energy Corp.	828,489	76,320

		Shares	Market Value ($000)
	Essential Utilities Inc.	1,438,751	67,722
	UGI Corp.	1,343,497	58,321
	New Jersey Resources Corp.	622,216	23,526
	ONE Gas Inc.	341,912	23,011
	American States Water Co.	237,335	21,560
	California Water Service Group	329,161	20,039
	MGE Energy Inc.	232,821	17,669
	Chesapeake Utilities Corp.	113,165	14,833
	Middlesex Water Co.	112,008	12,334
	SJW Group	176,333	11,624
	York Water Co.	82,569	3,957
			3,004,936
Total Common Stocks (Cost $52,266,864)			77,654,738
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 0.070% (Cost $202,724)	2,027,243	202,724
Total Investments (99.9%) (Cost $52,469,588)			77,857,462
Other Assets and Liabilities—Net (0.1%)			81,666
Net Assets (100%)			77,939,128
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	661	151,931	5,894

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/22	GSI	38,590	(0.080)[1]	1,429	—
Visa Inc. Class A	8/31/22	BOANA	99,124	0.040[2]	—	(4,883)
					1,429	(4,883)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $922,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	77,654,738	—	—	77,654,738
Temporary Cash Investments	202,724	—	—	202,724
Total	77,857,462	—	—	77,857,462
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,894	—	—	5,894
Swap Contracts	—	1,429	—	1,429
Total	5,894	1,429	—	7,323
Liabilities
Swap Contracts	—	4,883	—	4,883
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.